CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Income (loss) for the year	$ 1,053,318	$ (642,417)	$ 731,258
Adjustments for:
Depreciation and amortization	594,721	678,806	539,521
Impairment charge	57,075	622,402
Income tax accruals less payments	35,602	(117,214)	(193,417)
Equity in earnings of non-consolidated companies	(512,591)	(108,799)	(82,036)
Interest accruals less payments, net	(11,363)	(538)	(4,381)
Changes in provisions	7,381	(13,175)	2,739
Result of sale of subsidiaries	(6,768)
Changes in working capital	(1,045,907)	1,059,135	523,109
Currency translation adjustment and others	(52,393)	42,183	11,146
Net cash provided by operating activities	119,075	1,520,383	1,527,939
Cash flows from investing activities
Capital expenditures	(239,518)	(193,322)	(350,174)
Changes in advance to suppliers of property, plant and equipment	(5,075)	(1,031)	3,820
Proceeds from sale of subsidiaries, net of cash	24,332
Acquisition of subsidiaries, net of cash acquired		(1,025,367)	(132,845)
Investment in companies under cost method	(692)		(2,933)
Additions to associated companies			(19,610)
Repayment of loan by non-consolidated companies			40,470
Proceeds from disposal of property, plant and equipment and intangible assets	22,735	14,394	2,091
Dividends received from non-consolidated companies	75,929	278	28,974
Changes in investments in securities	390,186	(887,216)	389,815
Net cash provided by (used in) investing activities	267,897	(2,092,264)	(40,392)
Cash flows from financing activities
Dividends paid	(318,744)	(82,637)	(484,020)
Dividends paid to non-controlling interest in subsidiaries	(3,355)	(5,301)	(1,872)
Changes in non-controlling interests		2	1
Payments of lease liabilities	(48,473)	(48,553)	(41,530)
Proceeds from borrowings	843,668	658,156	1,332,716
Repayments of borrowings	(1,121,053)	(896,986)	(1,159,053)
Net cash used in financing activities	(647,957)	(375,319)	(353,758)
(Decrease) increase in cash and cash equivalents	(260,985)	(947,200)	1,133,789
Movement in cash and cash equivalents
At the beginning of the year	584,583	1,554,275	426,717
Effect of exchange rate changes	(5,531)	(22,492)	(6,231)
(Decrease) increase in cash and cash equivalents	(260,985)	(947,200)	1,133,789
At December 31,	318,067	584,583	1,554,275
Cash and cash equivalents:
Cash and bank deposits	318,127	584,681	1,554,299
Bank overdrafts	(60)	(98)	(24)
Cash and cash equivalents	$ 318,067	$ 584,583	$ 1,554,275